Schedule of Fair Value, by Balance Sheet Grouping (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 1	4,533,261
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 2	602,343
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 3	2,898,359
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 4	2,839,559
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 5	759,081
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 6	137,291
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 1		602,343
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 2		837,457
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 3		2,839,559
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 4		225,893
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 5		137,291
Summary Of Significant Accounting Policies Schedule Of Fair Value, By Balance Sheet Grouping 6		0